CHANGES IN EQUITY (Details 4) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes In Equity
Amount per share, dividends (in BRL per share)	R$ 0.4228
Amount, dividends	R$ 6,653.2
Amount per share, Interest on capital (in BRL per share)	R$ 0.2448	R$ 0.7302	R$ 0.7623
Amount, Interest on capital	R$ 3,852.2	R$ 11,500.2	R$ 11,999.8
Total amount	R$ 10,505.4	R$ 11,500.2	R$ 11,999.8